Operating expenses (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Expenses by Nature

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Notes	2023	2022	2021
Employee benefit expenses		(118,658)	(86,623)	(62,896)
Contributions to defined contribution plans		(7,619)	(4,022)	(2,797)
Depreciation and amortization	8	(51,028)	(87,900)	(116,318)
Agent costs		(75,950)	(23,914)	(5,321)
IT costs		(16,499)	(12,013)	(9,294)
Auditors, lawyers and consultants		(12,113)	(12,223)	(7,989)
Advertising and promotion		(3,827)	(1,729)	(1,299)
Travel, entertainment, office and rental cost		(11,456)	(7,253)	(4,957)
Contributions to defined benefit plans	28	(1,607)	(1,560)	(744)
Share based payment transactions expenses	24	(9,988)	(6,414)	(2,336)
Change in fair value of warrants and put options	9, 26, 40	11,070	15,583	(13,692)
Capitalized software development expenditure	15	25,688	17,163	16,669
External and other personnel cost		(7,544)	(4,343)	(2,869)
Business restructuring expenses	9	(4,446)	(1,980)	(10,340)
Corporate restructuring expenses	9	(2,764)	(475)	(253,430)
Impairment	9	(3,355)	(2,846)	(3,866)
Other operating income / (expenses)		(7,254)	7,971	(6,606)
Total		(297,350)	(212,577)	(488,085)